NET LOANS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Schedule of Primary Segments of Loan Portfolio

The following table summarizes the primary segments of the loan portfolio as of June 30, 2018 and June 30, 2017.

	June 30, 2018			June 30, 2017
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment
	(Dollars in Thousands)
First mortgage loans:
1 – 4 family dwellings	$72,237	$—	$72,237	$65,153	$—	$65,153
Construction	1,769	—	1,769	1,866	—	1,866
Land acquisition & development	—	—	—	462	—	462
Multi-family dwellings	3,390	—	3,390	3,653	—	3,653
Commercial	3,482	—	3,482	2,033	—	2,033
Consumer Loans
Home equity	861	—	861	1,017	—	1,017
Home equity lines of credit	2,177	—	2,177	2,275	—	2,275
Other	125	—	125	139	—	139
Commercial Loans	633	—	633	841	—	841

	$84,674	$—	$84,674	$77,439	$—	$77,439

Less: Deferred loan costs	469			434
Allowance for loan losses	(468)			(418)

Total	$84,675			$77,455

Schedule of Nonaccrual Loans

Total nonaccrual loans as of June 30, 2018 and June 30, 2017 and the related interest income recognized for the twelve months ended June 30, 2018 and June 30, 2017 are as follows:

	June 30, 2018	June 30, 2017
	(Dollars in Thousands)
Principal outstanding:
1 – 4 family dwellings	$235	$246
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	—
Home equity lines of credit	—	—

Total	$235	$246

Average nonaccrual loans:
1 – 4 family dwellings	$242	$250
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	—
Home equity lines of credit	—	—

Total	$242	$250

Income that would have been recognized	$15	$15
Interest income recognized	$21	$17
Interest income foregone	$—	$—

Schedule of Loans by Aging Categories

The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of June 30, 2018 and 2017:

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non- accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2018
First mortgage loans:
1 – 4 family dwellings	$72,002	$—	$—	$—	$235	$235	$72,237
Construction	1,769	—	—	—	—	—	1,769
Land acquisition & development	—	—	—	—	—	—	—
Multi-family dwellings	3,390	—	—	—	—	—	3,390
Commercial	3,482	—	—	—	—	—	3,482
Consumer Loans
Home equity	861	—	—	—	—	—	861
Home equity lines of credit	2,177	—	—	—	—	—	2,177
Other	125	—	—	—	—	—	125
Commercial Loans	633	—	—	—	—	—	633

	$84,439	$—	$—	$—	$235	$235	84,674

Deferred loan costs							469
Allowance for loan losses							(468)

Net Loans Receivable							$84,675

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non- accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2017
First mortgage loans:
1 – 4 family dwellings	$64,907	$—	$—	$—	$246	$246	$65,153
Construction	1,866	—	—	—	—	—	1,866
Land acquisition & development	462	—	—	—	—	—	462
Multi-family dwellings	3,653	—	—	—	—	—	3,653
Commercial	2,033	—	—	—	—	—	2,033
Consumer Loans
Home equity	1,017	—	—	—	—	—	1,017
Home equity lines of credit	2,275	—	—	—	—	—	2,275
Other	139	—	—	—	—	—	139
Commercial Loans	841	—	—	—	—	—	841

	$77,193	$—	$—	$—	$246	$246	77,439

Deferred loan costs							434
Allowance for loan losses							(418)

Net Loans Receivable							$77,455

Schedule of Loans by Internal Classification

The following tables presents the Company’s internally classified construction, land acquisition and development, multi-family residential, commercial real estate and commercial (not secured by real estate) loans at June 30, 2018 and 2017.

	June 30, 2018
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial
	(Dollars in Thousands)
Pass	$1,769	$—	$3,390	$3,482	$633
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$1,769	$—	$3,390	$3,482	$633

	June 30, 2017
	Construction	Land Acquisition & Development Loans	Multi- family Residential	Commercial Real Estate	Commercial
	(Dollars in Thousands)
Pass	$1,866	$462	$3,653	$2,033	$841
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$1,866	$462	$3,653	$2,033	$841

Schedule of Performing and Non-Performing Loans

The following table presents performing and non-performing 1 – 4 family residential and consumer loans based on payment activity for the periods ended June 30, 2018 and June 30, 2017.

	June 30, 2018
	1 – 4 Family	Consumer

	(Dollars in Thousands)
Performing	$72,002	$3,163
Non-performing	235	—

Total	$72,237	$3,163

	June 30, 2017
	1 – 4 Family	Consumer

	(Dollars in Thousands)
Performing	$64,907	$3,431
Non-performing	246	—

Total	$65,153	$3,431